Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0002111838
Registrant Name	Haymaker Acquisition Corp V
Registration File Number	333-298544
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES